TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables and Other Current assets
	12/31/2023	12/31/2022
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	8,147	4,309
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	5,169	2,793
Prepayments	414	677
Other receivables	(27)	62
Total	13,604	7,742

	12/31/2022	12/31/2021
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	4,309	3,318
Impairment of trade receivables	(99)	(34)
Other current assets:
Current tax asset (VAT)	2,793	1,523
Prepayments	677	739
Other receivables	62	316
Total	7,742	5,862

Disclosure of Groups trade receivables

Currency	12/31/2023	12/31/2022
EUR	9,847	1,580
ILS	219	61
ARS	633	365
USD	712	343
MXN	1,537	2,132
COP	656	3,261
Total	13,604	7,742

Currency	12/31/2022	12/31/2021
EUR	1,580	2,139
ILS	61	150
ARS	365	290
USD	343	212
MXN	2,132	1,734
COP	3,261	1,337
Total	7,742	5,862

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2021	34
Additions	65
Reversal	-
Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2023	99

Expected credit loss as of 01/01/2020	30
Additions	71
Reversal	-
Expected credit loss as of 12/31/2020	101
Additions	-
Reversal	(67)
Expected credit loss as of 12/31/2021	34
Additions	65
Reversal	-
Expected credit loss as of 12/31/2022	99